Discontinued Operations And Assets Held For Sale (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations And Assets Held For Sale [Abstract]
Summary Of Income (Loss) From Discontinued Operations

	2011	2010	2009
Rental revenues	$ 18,173	$ 18,843	$ 23,563
Rental expenses and real estate taxes	(5,119)	(5,936)	(6,126)
Real estate related depreciation and amortization	(11,378)	(11,429)	(11,667)
General and administrative	(2)	—	(220)

Operating income	1,674	1,478	5,550
Interest expense	(469)	(524)	(590)
Interest income and other income (expense)	61	(45)	722
Income tax benefit (expense) and other taxes	—	(19)	(239)
Casualty gain	1,265	—	—

Income (loss) before gain on dispositions of real estate interests and impairment losses	2,531	890	5,443
Gain on dispositions of real estate interests	12,030	2,077	1,349
Impairment losses	(8,207)	(8,012)	(681)

Income (loss) from discontinued operations	$ 6,354	$ (5,045)	$ 6,111